Trade and Other Receivables	12 Months Ended
Jun. 30, 2025
Trade and Other Receivables [Abstract]
Trade and other receivables

Note 16. Trade and other receivables

	Consolidated
	30 June 2025	30 June 2024
	$	$
Current assets
GST	22,993	31,441
Other debtors – research and development tax refund receivable	390,800	143,313
Accounts receivable	45,931	8,251
	459,724	183,005

The consolidated entity has no expected credit losses to trade receivables. All receivables are current as at 30 June 2025.